NATURE OF OPERATIONS (Details Narrative) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 03, 2021	Dec. 03, 2020	Nov. 12, 2009	Oct. 29, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 02, 2021	Feb. 26, 2021	Feb. 25, 2021	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized						7,450,000,000		5,000,000,000			7,450,000,000	5,000,000,000	5,000,000,000
Preferred stock, shares authorized						10,000,000
Number of shares issued for assigned, value						$ 10,000,000
Value of digital assets						HUMBL Financial was developed to package step-function technologies such as blockchain into “several clicks” for the customer. With the total value of digital assets in excess of $1 trillion, there is increased conviction that investment markets will need to migrate to more digital forms of asset ownership.		HUMBL Financial is developing the ability to package the new, digital asset investment markets into “one click” for the customer. With the total value of the digital asset markets in excess of $2 trillion dollars, there is increased conviction that investment markets will need to migrate to more digital forms of asset tokenization.
Stock transaction		$ 20,000,000
Price of stock		20,000,000
Interest rate						5.00%
Aggregate principal amount	$ 8,000,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized											7,450,000,000	5,000,000,000
Tickeri Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock								10,000,000
Common stock, shares authorized								10,000,000	10,000,000
Acquisition transaction costs										$ 20,000,000
Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition transaction costs										$ 20,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock						437,500
Number of shares issued for assigned						9,345,794
Number of shares issued for assigned, value						$ 93
Purchase price of stock payment		$ 10,000,000
Brian Foote [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned, value						$ 40,000		$ 40,000
Tickeri Juan Gonzalez [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock						4,672,897
Aggregate principal amount						$ 5,000,000
Javier Gonzalez [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock						4,672,897
Aggregate principal amount						$ 5,000,000
Javier Gonzalez [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock		4,672,897
Doug Brandt and Kevin Childress [Member] | Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount	$ 7,500,000
Interest rate						5.00%
Conversion price per share	$ 1.20
Debt term						18 months
Doug Brandt and Kevin Childress [Member] | Non-Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount						$ 500,000
Interest rate						5.00%
Maturity date						Apr. 01, 2022
Doug Brandt and Kevin Childress [Member] | Convertible Notes [Member] | Monster Creative LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount	$ 7,500,000
Interest rate	5.00%
Conversion price per share	$ 1.20
Debt term	18 months
Doug Brandt and Kevin Childress [Member] | Non Convertible Notes [Member] | Monster Creative LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount	$ 500,000
Interest rate	5.00%
Debt term	3 years
Maturity date	Apr. 01, 2022
Juan Gonzalez [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock		4,672,897
Juan and Javier Gonzalez [Member] | Secured Promissory Note [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount		$ 5,000,000
Interest rate		5.00%
Maturity date		Dec. 31, 2022
Doug Brandt [Member] | One Convertible Note and One Non Convertible Note [Member] | Monster Creative LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount	$ 8,000,000
Kevin Childress [Member] | One Convertible Note and One Non Convertible Note [Member] | Monster Creative LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount	$ 8,000,000
Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized						900,000		900,000					900,000
Preferred stock voting rights						Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.		Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Series B Preferred Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized					570,000
Preferred stock voting rights					for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized						7,000,000		7,000,000					7,000,000
Preferred stock voting rights						Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.		Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Series A Preferred Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned						7,000,000		7,000,000
Common Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned						550,000,000
HUMBL LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized			7,450,000,000
Preferred stock, shares authorized			10,000,000
Preferred stock voting rights						The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.	The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.	The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.
HUMBL LLC [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock voting rights						The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock.		The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock.
HUMBL Inc [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition transaction costs		$ 20,000,000
Purchase price		20,000,000
HUMBL Inc [Member] | Two Promissory Notes [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition		10,000,000
HUMBL Inc [Member] | Common Stock [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition		$ 10,000,000
Share Exchange Agreement [Member] | Fashion Floor Covering and Tile, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issued during the period				125,000
Merger Agreement [Member] | HUMBL LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Membership interests			100.00%
Merger Agreement [Member] | HUMBL LLC [Member] | Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock			552,029
Reverse stock split			The Series B Preferred shares were issued to the respective members of HUMBL LLC following the approval by FINRA of a one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares, and 10,000,000 preferred shares.